Total
The North Country Large Cap Equity Fund
FUND SUMMARY – The North Country Large Cap Equity Fund
INVESTMENT OBJECTIVE
The North Country Large Cap Equity Fund (the “Fund”) seeks to provide investors with long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment):
Shareholder Fees	The North Country Large Cap Equity Fund The North Country Large Cap Equity Fund USD ($)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee (as a percentage of the amount redeemed, if applicable)	none
Exchange Fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	The North Country Large Cap Equity Fund The North Country Large Cap Equity Fund
Management Fees	0.75%
Distribution (12b-1) Fees	none
Other Expenses	0.27%
Total Annual Operating Expenses	1.02%

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Fund would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
The North Country Large Cap Equity Fund | The North Country Large Cap Equity Fund | USD ($)	104	325	563	1,248

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of large capitalization companies. The Fund defines large capitalization companies as those companies whose market capitalizations are equal to or greater than $5 billion at the time of purchase. Equity securities include common stocks of domestic and foreign-domiciled companies, preferred stocks, convertible preferred stocks, and American Depository Receipts (“ADRs”). The Fund focuses primarily on market sectors such as Materials, Health Care, Utilities, Information Technology, Industrials, Consumer Discretionary, Consumer Staples, Financial Services, REITs, Energy and Communication Services.

North Country Investment Advisers, Inc. (the “Adviser”) attempts to outperform the Fund’s benchmark index by varying the number and percentages of the Fund’s holdings, and emphasizing one or more sectors in selecting its investments. The Fund selects portfolio securities based on its analysis of various factors including price/earnings ratios, the strength or potential strength of a company’s competitive position, strength of management, marketing prowess and product development capabilities.

The Adviser will utilize a buy and hold approach, generally maintaining its position in a company’s stock without regard to day-to-day fluctuations in the market. However, the Adviser will frequently re-evaluate portfolio holdings, as it deems necessary, and will typically sell a stock when the reasons for buying or holding it no longer apply, such as a lack of performance, change in business direction, adverse changes in other factors or when the company begins to show deteriorating fundamentals.

Principal Investment Risks
Performance

Prior to March 30, 2021, the Fund was known as the North Country Equity Growth Fund and the strategy of the Fund differed from its current strategy. Accordingly, performance of the Fund for periods prior to March 30, 2021 may not be representative of the performance the Fund would have achieved had the Fund been following its current strategy.

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance as well as with a performance average of similar mutual funds. Please remember that the Fund’s past performance (before and after taxes) is not an indication of how the Fund will perform in the future.

Annual Total Return for Years Ended December 31

During the periods shown in the bar chart above, the Fund’s best quarterly performance was 21.11% (quarter ended June 30, 2020) and its lowest quarterly performance was -16.55% (quarter ended December 31, 2018).

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2022)
Average Annual Total Returns - The North Country Large Cap Equity Fund	Label	1 Year	5 Years	10 Years
The North Country Large Cap Equity Fund	Return before taxes	(20.57%)	8.88%	11.79%
The North Country Large Cap Equity Fund | After Taxes on Distributions		(22.70%)	6.62%	9.99%
The North Country Large Cap Equity Fund | After Taxes on Distributions and Sales		(10.60%)	6.94%	9.53%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		(18.11%)	9.42%	12.56%
Lipper Large Cap Core Funds Index (reflects no deduction for fees, expenses or taxes)		(17.00%)	8.25%	11.39%

The S&P 500 is a market capitalization-weighted index of 500 widely held common stocks.

The Lipper Large Cap Core Funds Index is an unmanaged, equally weighted performance index of the 30 largest qualifying mutual funds (based on net assets) in the Lipper Large-Cap classification.

Investors cannot invest directly in an index.

The after-tax returns in the returns table above were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, after-tax returns may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.